Remuneration of Auditors - Schedule of Auditors Remuneration Explanatory (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Agreed upon procedures in relation to French subsidiaries cash statement and debt statement as at February 28, 2020			$ 27,109
Auditor's remuneration	$ 969,726	$ 86,500	212,081
Group
Disclosure of attribution of expenses by nature to their function [line items]
Audit or Review of Financial Reports	$ 969,726	$ 86,500	110,000
French subsidiaries
Disclosure of attribution of expenses by nature to their function [line items]
Audit or Review of Financial Reports			$ 74,972